Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

Employee Share Holding Platform

In June 2016, the Company established an employee share holding platform (the “Share Holding Platform”). ZTO ES Holding Limited (“ZTO ES”), a British Virgin Islands company was established as a holding vehicle for the Company’s Share Holding Platform. Four limited liability partnerships (“LLPs”) were established in the PRC as the shareholders of ZTO ES. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. All shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. The recipient of limited partnership interests is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company and accordingly, at the direction of the employee, ZTO ES will sell the Company’s ordinary shares held in connection with the limited partnership interest owned by the employee, and remit the proceeds to the employee. The other shareholder’s rights associated with the Company’s ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Company referred to these limited partner’s partnership interests as ordinary share units and five ordinary share units correspond to the indirect economic interest in one ordinary share of the Company.

In March 2022,2023 and 2024, 3,934,355, 4,386,320 and 6,027,415 ordinary share units corresponding to 786,871, 877,264 and 1,205,483 Company’s ordinary shares were granted to certain officers and employees,respectively. The consideration was nil for each of three years. These share awards vested immediately upon grant. The Company recorded the share-based compensation of RMB109,614, RMB158,278, and RMB183,175 based on the market price at US$21.87, US$26.27 and US$21.02 of ordinary shares on the respective grant dates, in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively.

2016 Share Incentive Plan

In June 2016, the Board also approved the 2016 share incentive plan (the “2016 Share Incentive Plan”) in order to provide appropriate incentives to directors, executive officers and other employees of the Company. The 2016 Share Incentive Plan were amended and restated in September 2016, the maximum aggregate number of shares which may be issued pursuant to all awards under the 2016 Plan is initially 3,000,000, plus an annual increase, by an amount equal to the least of (i) 0.5% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be determined by the Board.

With effect from May 1, 2023, the scheme limit of the 2016 Share Incentive Plan will be capped at the existing size of the share award pool as at December 31, 2022, i.e. 21,000,000 shares.

13. Share-Based Compensation (Continued)

Restricted share units (“RSUs”)

In March 2022, 2023 and 2024, the Company granted 497,956, 535,955 and 743,366 RSUs at par value to certain director, executive offices and employees pursuant to the 2016 Share Incentive Plan, respectively. These grants vested immediately upon grant. The Company recorded the share-based compensation of RMB69,366, RMB96,698, and RMB112,956 based on the market price of ordinary shares at US$21.87, US$26.27 and US$21.02 on the respective grant dates in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively.

2024 Share Incentive Plan

In March 2024, the Board approved the 2024 share incentive plan (the “2024 Share Incentive Plan”) in order to provide appropriate incentives to directors, employees, and consultants of the Company, pursuant to which the maximum number of shares of the Company underlying the awards to be granted under the 2024 Plan shall be 30,000,00 Class A ordinary shares, subject to adjustment and/or update by the Board.

Share Options

On March 22, 2024, the Company granted 916,200 share options to certain director, executive offices and employees pursuant to the 2024 Share Incentive Plan. The exercise price is US$21.88. The options will be vested 33%, 33% and 34% on each of three anniversary dates from the grant date, respectively. The options have a contractual term of ten years.

The Company’s share options are valued at fair value on the date of grant and that fair value is recognized as selling, general and administrative expenses in the consolidated statements of comprehensive income over the requisite service period using the accelerated attribution method. The closing price of the Company’s shares immediately before March 22, 2024, the date of grant, was US$21.67 per share. The weighted-average grant date fair value for options granted to directors and employees during the year ended December 31, 2024 was US$6.7 per share, computed using the binomial option pricing model. The binomial option pricing model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. Expected volatilities are based on the average historical equity volatility of the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2024
Spot price	21.02
Exercise price	21.88
Life of option	10	years
Risk free rate	4.22%
Expected volatility	35.00%
Dividend yield	2.95%
Post-vesting forfeiture rate	5.55%~6.39%
Exercise multiple	1.5x~2.0x

13. Share-Based Compensation (Continued)

Share Options (Continued)

The following table summarized the Group’s share option activity under the option plans:

		Weighted Average	Weighted Average	Aggregate
	Number	Exercise Price	Remaining	Intrinsic
	of	US$ per	Contractual	Value
	Options	share	Life Years	US$
Share options outstanding as of January 1, 2024	—	—	—	—
Granted	916,200	21.88	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Share options outstanding as of December 31, 2024	916,200	21.88	9.23	—
Share options exercisable as of December 31, 2024	—	—	—	—

The total share-based compensation expenses relating to these options was RMB22,561 during the year ended December 31, 2024. As of December 31, 2024, there was RMB21,943 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.23 years.